Earnings per share - Schedule of Computation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	€ 3,548	€ 2,905
Average number of shares (in millions of shares)	2,523.9	2,557.3
EPS - basic (in euros per share)	€ 1.41	€ 1.14
EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	€ 3,548	€ 2,905
Diluted average number of shares (in millions of shares)	2,536.8	2,566.2
EPS - diluted (in euros per share)	€ 1.40	€ 1.13
Underlying EPS
Net profit attributable to shareholders’ equity (€ million)	€ 3,548	€ 2,905
Post-tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	(14)	535
Underlying profit attributable to shareholders’ equity	€ 3,534	€ 3,440
Diluted average number of shares (in millions of shares)	2,536.8	2,566.2
Underlying EPS – diluted (in euros per share)	€ 1.39	€ 1.34